Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of changes in accounting estimates [Line Items]
Computer software	$ 1,636	$ 1,453
Other identifiable intangible assets	3,134	3,134
Goodwill	$ 7,835	$ 7,262